Income Taxes (Income Tax Rate During Transition Period) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008 During Year 2008 [Member]	Dec. 31, 2008 During Year 2009 [Member]	Dec. 31, 2008 During Year 2010 [Member]	Dec. 31, 2008 During Year 2011 [Member]	Dec. 31, 2008 During Year 2012 and thereafter [Member]
Income Tax Rate During Transition Period, for Enterprises Enjoying Preferential Tax Rate under FEIT law, by Period [Line Items]
New EIT Law, Income Tax Rate	25.00%	18.00%	20.00%	22.00%	24.00%	25.00%